Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.8%
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	$1,145	$1,405,430
Series A, 5.00%, 12/01/47	1,010	1,211,687
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	545	553,606
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	5,050	6,346,739

		9,517,462

Alaska — 0.2%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	2,390	2,410,004

Arizona — 9.2%
Arizona Board of Regents, RB, Series A, 4.00%, 07/01/42	1,000	1,207,700
Arizona Board of Regents, Refunding COP, Series C, 5.00%, 06/01/22(b)	2,595	2,698,826
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/42	1,000	1,022,800
Series A, 5.00%, 12/01/42	2,785	3,176,515
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(c)	875	976,308
5.00%, 07/01/54(c)	615	686,672
7.10%, 01/01/55(c)	250	256,048
Series A, 5.00%, 07/01/39(c)	1,280	1,368,832
Series A, (BAM), 5.00%, 06/01/49	2,500	3,061,500
Series A, 5.00%, 07/01/49(c)	1,445	1,527,062
Series A, 5.00%, 07/15/49(c)	1,000	1,127,760
Series A, 5.00%, 12/15/49(c)	250	288,390
Series A, 4.00%, 02/01/50	2,635	3,047,825
Series A, 5.00%, 07/01/54(c)	1,110	1,169,041
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(c)	500	579,435
Series A, 5.38%, 07/01/50(c)	1,645	1,886,108
Series A, 5.50%, 07/01/52(c)	600	652,722
Series G, 5.00%, 07/01/47(c)	2,360	2,736,160
Series S, (SD CRED PROG), 5.00%, 07/01/37	750	905,273
City of Buckeye Arizona, RB, (ST INTERCEPT), 5.00%, 07/01/43	4,000	4,652,480
City of Goodyear Arizona Water & Sewer Revenue, RB, 2nd Series, Subordinate, (AGM), 4.00%, 07/01/45	250	293,443
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	4,054,155
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,780,840
City of Phoenix Civic Improvement Corp., ARB
Series A, AMT, 5.00%, 07/01/42	3,000	3,604,320
Junior Lien, 3.00%, 07/01/49	1,500	1,614,615
City of Phoenix Civic Improvement Corp., RB
Series B, (BHAC-CR FGIC), 5.50%, 07/01/41	100	162,353
Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,535,482
City of Phoenix Civic Improvement Corp., Refunding RB
AMT, Senior Lien, 5.00%, 07/01/32	700	760,102
Series D, Junior Lien, 4.00%, 07/01/40	1,000	1,162,460

Security	Par (000)	Value

Arizona (continued)
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	$500	$534,145
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	825	936,441
Industrial Development Authority of the City of Phoenix, RB
6.63%, 07/01/23(b)	500	561,655
Series A, 5.00%, 07/01/44	2,000	2,210,800
Series A, 6.75%, 07/01/44(c)	440	515,812
Series A, 5.00%, 07/01/46(c)	1,570	1,755,134
Industrial Development Authority of the City of Phoenix, Refunding RB
5.00%, 07/01/45(c)	500	548,210
5.00%, 07/01/46	500	566,555
Industrial Development Authority of the County of Pima, RB(c)
5.00%, 06/15/47	2,215	2,263,154
5.00%, 07/01/49	1,150	1,223,922
Industrial Development Authority of the County of Pima, Refunding RB
5.00%, 06/15/49(c)	1,985	2,108,963
5.00%, 06/15/52(c)	530	561,445
Series A, 4.00%, 09/01/29	1,000	1,057,530
Industrial Development Authority of the County of Yavapai, Refunding RB
5.25%, 10/01/26	1,000	1,008,220
4.00%, 08/01/43	1,650	1,915,897
Kyrene Elementary School District No. 28, GO
Series B, 5.50%, 07/01/29	480	528,888
Series B, 5.50%, 07/01/30	400	440,740
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,146,140
4.00%, 07/01/50	1,500	1,750,395
Series A, 4.00%, 01/01/41	4,745	5,508,755
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(c)	545	657,733
5.00%, 07/01/47(c)	1,000	1,115,490
5.00%, 07/01/54(c)	1,500	1,747,980
Series A, 5.00%, 09/01/36	1,525	1,925,709
Series A, 5.00%, 01/01/38	500	610,470
Series A, 4.13%, 09/01/38	550	647,587
Series A, 4.13%, 09/01/42	750	883,155
Series A, 5.00%, 09/01/42	1,000	1,255,590
Maricopa County Unified School District No. 11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,456,100
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	598,805
Northern Arizona University, RB, 5.00%, 08/01/23(b)	3,000	3,288,960
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,747,708
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	245	262,841
Salt River Project Agricultural Improvement & Power District, Refunding RB
5.00%, 01/01/38	2,000	2,513,760
Series A, 5.00%, 12/01/41	2,000	2,331,000
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,648,600

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Salt Verde Financial Corp., RB (continued)
5.00%, 12/01/32	$155	$206,875
5.00%, 12/01/37	2,500	3,567,250
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,571,738
Town of Queen Creek Arizona Excise Tax Revenue, RB
4.00%, 08/01/50	1,700	2,032,996
Series A, 5.00%, 08/01/42	750	948,308
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,477,855

		113,634,538

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(c)	4,885	5,493,036

California — 12.2%
ABC Unified School District, GO, Series C, (NPFGC-IBC FGIC), 0.00%, 08/01/34(d)	1,215	948,405
Alvord Unified School District, Refunding GO, Series B, (AGM), 0.00%, 08/01/41(d)	1,175	697,962
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	4,495	4,894,381
California Community Housing Agency, RB, M/F Housing(c)
Series A, 5.00%, 04/01/49	320	366,742
Series A-2, 4.00%, 08/01/47	2,050	2,269,391
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	1,090	1,185,974
Sub-Series A-2, 5.00%, 11/01/47	1,770	2,765,908
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	1,264	1,505,701
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	145	176,005
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	835	920,613
Series I, 5.50%, 11/01/31	1,000	1,116,730
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	3,480	3,588,332
California Statewide Communities Development
Authority, Refunding RB
Series A, 5.00%, 06/01/36(c)	1,360	1,573,751
Series A, 5.00%, 06/01/46(c)	1,680	1,904,095
Series A, 4.00%, 12/01/53	2,300	2,421,969
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	5,000	5,763,050
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	2,315	2,357,527
Series A-1, 5.00%, 06/01/47	2,105	2,175,749
Series A-2, 5.00%, 06/01/47	1,690	1,746,801
Grossmont Union High School District, GO, CAB, 0.00%, 08/01/31(d)	5,000	4,303,550
Grossmont-Cuyamaca Community College District, GO, CAB, Series C, (AGC), 0.00%, 08/01/30(d)	10,030	8,848,767
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(e)	4,125	5,386,507
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	1,620	1,814,319

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(e)	$4,445	$5,184,337
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	975	1,192,347
Series A, AMT, 5.00%, 03/01/37	1,075	1,313,166
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/36(d)	8,750	6,592,687
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	2,905	3,170,139
Series J, 5.25%, 05/15/38	825	897,138
Rio Hondo Community College District, GO, CAB(d)
Series C, 0.00%, 08/01/37	4,005	2,980,962
Series C, 0.00%, 08/01/38	5,000	3,630,150
San Bernardino Community College District, GO, CAB, Series B, 6.38%, 08/01/34	10,000	11,869,100
San Diego Community College District, GO, CAB(d)
0.00%, 08/01/31	2,145	1,348,905
0.00%, 08/01/32	2,680	1,582,728
San Diego Unified School District, GO, CAB(d)
Series C, 0.00%, 07/01/38	3,800	2,792,506
Series G, 0.00%, 01/01/24(b)	7,295	3,774,035
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	4,455,550
Series R-1, 0.00%, 07/01/31	3,005	2,623,395
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,160,381
Series A, AMT, 5.25%, 05/01/33	830	899,255
Series A, AMT, 5.00%, 05/01/49	795	988,455
San Marcos Unified School District, GO(b)
Series A, 5.00%, 08/01/34	700	700,000
Series A, 5.00%, 08/01/38	1,360	1,360,000
San Mateo County Community College District, GO, CAB, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	11,470,204
State of California, GO
5.50%, 04/01/28	5	5,019
5.00%, 04/01/42	1,500	1,546,785
State of California, Refunding GO
5.00%, 09/01/41	2,300	2,307,843
5.00%, 10/01/41	1,300	1,310,075
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(d)	5,500	3,855,610
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	625	716,538
Yosemite Community College District, GO, Series D, 0.00%, 08/01/36(d)	15,000	11,532,900

		149,992,439

Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)	345	362,378
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,116,770
Series A, AMT, 5.50%, 11/15/30	330	368,141
Series A, AMT, 5.50%, 11/15/31	400	445,996

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	$3,035	$3,408,487
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	1,070,538
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	2,555	2,888,657
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	1,228,911
Series A, 3.25%, 08/01/49	1,610	1,730,187
Series A, 4.00%, 08/01/49	1,705	1,968,354
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	584,005

		15,172,424

Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	950	1,001,480
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	485	524,620
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(c)	205	226,787
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	2,570	2,966,500
State of Connecticut, GO, Series C, 5.00%, 06/15/32	1,455	1,858,239

		6,577,626

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,984,101

District of Columbia — 0.3%
District of Columbia, RB, Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	435	436,335
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	3,308,550

		3,744,885

Florida — 8.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	4,189,231
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(c)	1,285	1,356,806
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	1,725	633,161
Series A, 0.00%, 09/01/53	1,840	563,831
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	1,005	1,160,825
Series A, AMT, 5.00%, 10/01/49	300	371,676
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	1,930	2,216,508
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	2,240	2,244,054
Series A, AMT, 5.38%, 10/01/32	6,860	6,871,868
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	1,135	1,329,482
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	450	510,570
Series A, AMT, 5.00%, 10/01/22(b)	5,990	6,315,064

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	$1,170	$1,296,968
Series A, 6.00%, 10/01/38	4,780	5,349,107
Series B, AMT, 6.00%, 10/01/30	1,510	1,689,524
Series B, AMT, 6.25%, 10/01/38	1,500	1,678,965
Series B, AMT, 6.00%, 10/01/42	2,255	2,518,249
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/38	1,000	619,620
Series A-2, 0.00%, 10/01/41	1,900	1,048,496
Series A-2, 0.00%, 10/01/42	2,210	1,171,366
Series A-2, 0.00%, 10/01/43	2,010	1,022,688
Series A-2, 0.00%, 10/01/44	2,055	1,006,251
Series A-2, 0.00%, 10/01/45	2,725	1,284,837
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,895	2,214,668
Florida Development Finance Corp., RB(c)
AMT, 5.00%, 05/01/29	1,275	1,371,148
Series A, AMT, 5.00%, 08/01/29(a)	500	517,075
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(c)	710	806,361
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	750	807,263
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.38%, 10/01/22(b)	2,950	2,973,983
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	8,755	10,639,251
Sub-Series A, AMT, 5.00%, 10/01/52	3,540	4,273,913
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,995	2,214,709
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	271,301
3.85%, 05/01/39	450	480,956
5.38%, 05/01/47	260	291,811
4.00%, 05/01/49	675	717,350
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	396,343
4.00%, 05/01/50	605	646,303
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	70	70,238
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	6,595	7,568,950
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,325	1,462,469
5.00%, 08/01/47	3,845	4,235,575
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	535	573,113
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	160	187,142
Series B, 5.00%, 11/15/42	300	372,021
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(b)	75	75,588
Series B, 5.00%, 10/01/31	4,750	4,787,525
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	4,140	5,006,626

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	$2,820	$3,083,360
State of Florida, GO, Series B, 4.00%, 07/01/39	4,905	5,874,866
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	438,153
4.13%, 12/15/49	350	368,242

		109,175,450

Georgia — 2.1%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,180	1,371,065
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	430	501,750
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	2,980	3,366,774
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,475	2,124,192
Series A, 5.00%, 05/15/38	910	1,329,291
Series A, 5.00%, 05/15/43	1,620	1,989,716
Series A, 5.00%, 05/15/49	1,230	1,943,880
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	1,005	1,146,705
5.00%, 01/01/56	1,370	1,670,496
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	9,127,349
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	330	368,620
5.00%, 04/01/44	1,235	1,370,344

		26,310,182

Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	531,836
AMT, 5.25%, 08/01/26	525	575,542

		1,107,378

Illinois — 11.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	2,645	3,429,666
Series A, 5.00%, 12/01/38	1,075	1,387,460
Series A, 5.00%, 12/01/39	960	1,233,101
Series A, 5.00%, 12/01/40	1,945	2,496,660
Series A, 5.00%, 12/01/41	1,265	1,619,630
Series C, 5.25%, 12/01/35	970	1,094,800
Series D, 5.00%, 12/01/46	1,230	1,370,673
Series H, 5.00%, 12/01/36	295	359,404
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	540	687,884
Series A, 5.00%, 12/01/30	2,225	2,889,407
Series C, 5.00%, 12/01/25	415	488,347
Series D, 5.00%, 12/01/25	530	623,603
Series G, 5.00%, 12/01/34	290	356,529
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	590	561,651
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,475	1,627,043
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	2,070	2,277,662
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	8,397,290
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	4,090	4,365,175

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 5.00%, 01/01/31	$2,500	$2,548,050
Series B, Senior Lien, 5.00%, 01/01/41	3,800	4,473,892
Chicago Transit Authority Sales Tax Receipts Fund, RB
5.25%, 12/01/21(b)	3,435	3,491,643
5.25%, 12/01/49	1,610	1,846,573
Cook County Community College District No. 508, GO
5.50%, 12/01/38	1,000	1,092,870
5.25%, 12/01/43	1,500	1,625,910
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	325	337,487
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41	5,000	5,009,800
Illinois Finance Authority, Refunding RB
Series A, 5.75%, 08/15/34	1,500	1,502,820
Series B, 4.00%, 08/15/41	1,100	1,247,774
Series C, 4.13%, 08/15/37	2,430	2,748,038
Series C, 5.00%, 08/15/44	820	952,414
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,705	1,944,740
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	2,122,187
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, 5.25%, 01/01/33	9,145	9,780,943
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	3,005	3,606,421
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(BAM-TCRS), 0.00%, 12/15/56	2,965	1,227,984
Series A, (NPFGC), 0.00%, 12/15/26	5,000	4,631,350
Series A, (NPFGC), 0.00%, 06/15/30	14,205	12,080,216
Series A, (NPFGC), 0.00%, 06/15/30(f)	800	702,120
Series A, (NPFGC), 0.00%, 12/15/33	9,950	7,714,235
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,690	1,956,851
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/44	8,075	4,746,970
Series B, (BAM-TCRS), 0.00%, 12/15/54	4,140	1,813,403
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	4,376,096
State of Illinois, GO
5.25%, 02/01/30	2,010	2,238,035
5.25%, 02/01/32	2,330	2,589,422
5.50%, 07/01/33	2,920	3,165,192
5.25%, 02/01/34	1,610	1,787,132
5.50%, 07/01/38	2,700	2,916,000
5.50%, 05/01/39	2,785	3,649,381
Series D, 5.00%, 11/01/28	440	543,426

		135,735,360

Indiana — 0.7%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,492,466
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	2,500	2,520,825
Series A, AMT, 5.00%, 07/01/40	2,080	2,237,726
Series A, AMT, 5.00%, 07/01/44	1,205	1,291,784
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(b)	700	718,627

		8,261,428

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 0.4%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25 Series B, 5.25%, 12/01/50(a)	$865 1,255	$953,308 1,381,316
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,885	1,968,694

		4,303,318

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	655	711,599

Louisiana — 1.8%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	418,536
Series B, (AGM), 5.00%, 12/01/35	440	557,238
Series B, (AGM), 5.00%, 12/01/36	395	499,268
Series B, (AGM), 5.00%, 12/01/37	495	625,264
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,685,430
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A, Sub Lien, 5.00%, 02/01/24(b)	4,015	4,503,144
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/46	4,600	5,552,936
5.00%, 05/15/47	1,895	2,238,374
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	5,080	5,787,237

		21,867,427

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	465	498,178

Maryland — 3.9%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	500	545,010
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	257,985
City of Baltimore Maryland, RB
Series A, 5.00%, 01/01/24(b)	1,000	1,117,560
Series A, 5.00%, 07/01/41	100	121,544
Series A, 5.00%, 07/01/46	495	598,821
Series C, 5.00%, 01/01/24(b)	1,000	1,117,560
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	750	799,448
Series A, 4.50%, 09/01/33	185	206,961
Series A, 5.00%, 09/01/38	250	282,555
City of Baltimore Maryland, Refunding TA(c)
Series A, Senior Lien, 3.50%, 06/01/39	650	687,928
Series A, Senior Lien, 3.63%, 06/01/46	1,095	1,147,888
City of Baltimore Maryland, TA(c)
Series B, 3.70%, 06/01/39	200	203,650
Series B, 3.88%, 06/01/46	300	305,013
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	1,745	2,184,356
County of Anne Arundel Maryland, Refunding RB, 3.25%, 09/01/28	360	371,549
County of Baltimore Maryland, Refunding RB, 4.00%, 01/01/50	500	578,040
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(c)	240	290,654
County of Howard Maryland, TA
6.10%, 02/15/44	250	265,700

Security	Par (000)	Value

Maryland (continued)
County of Howard Maryland, TA (continued)
Series A, 4.50%, 02/15/47(c)	$500	$526,670
County of Montgomery Maryland, RB 4.00%, 12/01/44	750	832,838
Series 2016, 5.00%, 12/01/45	750	895,492
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/21(b)	1,000	1,016,130
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34	1,162	1,163,011
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(c)	300	337,359
Howard County Housing Commission, RB, M/F Housing
5.00%, 12/01/42	500	601,055
4.00%, 06/01/46	500	546,320
Series A, 5.00%, 06/01/44	550	601,040
Maryland Community Development Administration, RB, M/F Housing
Series A, 4.05%, 07/01/42	1,220	1,232,566
Series D, 3.70%, 07/01/35	500	532,680
Maryland Community Development Administration, Refunding RB, Series D, 3.25%, 09/01/50	500	550,135
Maryland Community Development Administration, Refunding RB, S/F Housing, Series B, 3.35%, 09/01/42	1,000	1,081,280
Maryland Economic Development Corp., ARB, AMT, 5.00%, 06/01/49	250	296,800
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	390	482,407
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	500,400
5.00%, 07/01/39	500	540,285
(AGM), 5.00%, 06/01/43	1,350	1,559,668
Series A, 5.00%, 06/01/35	100	119,069
Maryland Health & Higher Educational Facilities Authority, RB
4.00%, 07/01/48	300	343,608
Series 2017, 5.00%, 12/01/46	250	306,165
Series A, 5.00%, 05/15/42	2,330	2,852,829
Series B, 5.00%, 11/15/21(b)	1,000	1,013,950
Series B, 4.00%, 04/15/45	250	294,868
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/24(b)	700	798,497
5.00%, 06/01/29	500	519,420
5.00%, 07/01/34	510	634,012
5.00%, 07/01/35	200	233,680
4.00%, 07/01/39	100	109,462
5.00%, 07/01/40	1,000	1,157,070
4.00%, 07/01/41	500	555,235
5.00%, 08/15/42	1,000	1,148,550
4.13%, 07/01/47	500	557,420
Series A, 4.00%, 07/01/22(b)	1,260	1,304,944
Series A, 5.00%, 07/01/22(b)	1,000	1,044,780
Series A, 5.00%, 10/01/22(b)	900	951,345
Series A, 5.00%, 01/01/28	100	118,840
Series A, 5.00%, 01/01/45	500	580,110
Series A, 5.00%, 10/01/49	530	668,749
Maryland State Transportation Authority, ARB, AMT, 4.00%, 06/01/29	1,925	1,984,444

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority, Refunding RB, AMT, 5.00%, 03/01/22(b)	$445	$457,175
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	4,505	4,827,963
Washington Suburban Sanitary Commission, RB, Second Series, (CNTY GTD), 4.00%, 06/01/41	875	1,006,932

		47,967,475

Massachusetts — 5.4%
City of Holyoke Massachusetts, Refunding GO, (SAW), 5.00%, 09/01/26	1,000	1,052,740
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, RB, Series A, 5.00%, 06/15/22(b)	1,000	1,042,600
Commonwealth of Massachusetts, GO
Series C, 5.00%, 07/01/45	1,000	1,168,660
Series G, 4.00%, 09/01/42	1,000	1,149,390
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.25%, 07/01/29	730	976,382
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,584,575
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	590,790
5.00%, 07/01/47	550	642,631
5.00%, 10/01/48	200	230,624
Series A, 5.25%, 01/01/42	500	607,955
Series A, (AMBAC), 5.75%, 01/01/42	650	1,027,695
Series A, 5.00%, 01/01/47	5,945	7,049,522
Series J, 5.00%, 07/01/42	1,950	2,028,819
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	150	171,947
4.00%, 07/01/39	2,545	2,896,668
5.00%, 04/15/40	1,000	1,095,320
4.00%, 07/01/41	7,685	8,983,150
4.13%, 10/01/42(c)	550	596,481
4.00%, 12/01/42	485	527,656
5.00%, 12/01/42	525	603,445
5.00%, 09/01/43	500	609,155
4.00%, 07/01/44	250	290,110
Series A, 5.00%, 06/01/39	250	314,455
Series A, 5.00%, 07/01/44	250	308,650
Series A, 4.00%, 06/01/49	420	481,375
Series A-2, 4.00%, 07/01/41	100	119,229
Series E, 4.00%, 07/01/38	500	566,510
Series P, 5.45%, 05/15/59	1,500	1,991,520
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	1,000	1,143,950
Series B, AMT, 2.63%, 07/01/36	525	564,884
AMT, Subordinate, 3.75%, 07/01/47	2,135	2,274,778
Series C, AMT, Subordinate, 3.00%, 07/01/51	1,880	1,911,678
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	125	128,129
Massachusetts Health & Educational Facilities Authority, Refunding RB
Series M, 5.50%, 02/15/27	1,000	1,253,770
Series T-2, 5.00%, 10/01/32	500	528,055

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, (FHA INS), 5.25%, 12/01/35	$130	$130,295
Series A, 3.80%, 12/01/43	500	551,510
Series A, 3.85%, 06/01/46	130	141,499
Series C-1, 3.15%, 12/01/49	1,000	1,043,900
Series D-1, 2.55%, 12/01/50	295	296,304
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	1,775	1,879,689
Series A, AMT, 4.50%, 12/01/47	475	512,297
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	750	789,390
Massachusetts Port Authority, ARB
Series A, AMT, 5.00%, 07/01/22(b)	1,000	1,043,090
Series B, AMT, 5.00%, 07/01/45	1,750	2,034,270
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(b)	3,500	3,807,055
Series A, 5.00%, 08/15/45	750	979,335
Series B, 5.00%, 10/15/21(b)	1,000	1,009,960
Sub-Series B, 4.00%, 02/15/43	1,780	1,934,700
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	1,270,203
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/22(b)	500	530,590
University of Massachusetts Building Authority, Refunding RB, Series 1, Senior Lien, 5.00%, 11/01/50	1,000	1,271,330

		66,738,715

Michigan — 4.4%
Eastern Michigan University, RB
Series A, (AGM), 4.00%, 03/01/44	1,455	1,689,633
Series A, 4.00%, 03/01/47	1,455	1,682,635
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(b)	45	45,728
4.00%, 11/15/46	3,420	3,853,793
Series A, 4.00%, 12/01/40	7,000	8,212,050
Michigan State Building Authority, Refunding RB(b)
Series I-A, 5.38%, 10/15/21	3,045	3,077,307
Series II-A, (AGM), 5.25%, 10/15/21	5,170	5,223,561
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	2,275	2,259,939
Series A, 4.05%, 10/01/48	1,855	2,043,412
Series A, 4.15%, 10/01/53	1,885	2,049,730
Series A, 2.70%, 10/01/56	8,210	8,255,073
Series A-1, 3.35%, 10/01/49	3,465	3,746,081
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	260	274,232
Series B, 2.95%, 12/01/39	675	706,388
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,505	1,901,417
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	3,875	4,714,751
AMT, 5.00%, 06/30/48	570	694,072

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	$2,535	$2,823,813
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	900	1,000,449

		54,254,064

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	1,015	1,060,878
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	3,730	4,315,200

		5,376,078

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	170	187,758

Nebraska — 0.6%
Central Plains Energy Project, RB
5.00%, 09/01/32	5,010	5,259,648
5.25%, 09/01/37	1,750	1,842,068

		7,101,716

Nevada — 0.2%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,278,240

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(a)(c)
Series A, 3.63%, 07/01/43	665	706,549
Series B, AMT, 3.75%, 07/01/45	1,075	1,136,909
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	3,200	3,478,176

		5,321,634

New Jersey — 7.5%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(b)	40	47,669
Series WW, 5.25%, 06/15/33	370	433,725
Series WW, 5.00%, 06/15/34	485	563,434
Series WW, 5.00%, 06/15/36	2,205	2,557,183
Series WW, 5.25%, 06/15/40	715	831,123
AMT, (AGM), 5.00%, 01/01/31	900	986,409
AMT, 5.13%, 01/01/34	1,620	1,778,631
AMT, 5.38%, 01/01/43	2,115	2,324,364
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 06/15/30	5,360	6,667,304
Sub-Series A, 4.00%, 07/01/32	1,510	1,707,221
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 3.50%, 12/01/39	755	826,219
Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	2,306,163
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	255	258,399
1st Series, AMT, 5.50%, 12/01/26	200	202,664
1st Series, AMT, 5.75%, 12/01/27	1,385	1,404,570
1st Series, AMT, 5.75%, 12/01/28	135	136,906
1st Series, AMT, 5.88%, 12/01/33	1,980	2,015,442
Series B, AMT, 3.25%, 12/01/39	5,985	6,426,154
Sub-Series C, AMT, 3.63%, 12/01/49	1,725	1,780,045

Security	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	$2,195	$2,280,583
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,403,480
Series A, 0.00%, 12/15/29(d)	7,530	6,521,808
Series AA, 5.25%, 06/15/33	3,525	3,841,862
Series AA, 5.00%, 06/15/38	4,325	4,849,752
Series AA, 4.13%, 06/15/39	1,210	1,422,863
Series AA, 5.50%, 06/15/39	7,190	7,844,722
Series AA, 5.00%, 06/15/45	2,580	3,276,936
Series AA, 3.00%, 06/15/50	775	829,033
Series D, 5.00%, 06/15/32	1,610	1,844,931
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	1,060	1,239,977
Series A, 5.00%, 12/15/36	180	224,532
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/42	355	430,072
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	1,675	1,949,365
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	2,180	2,735,050
Series A, 5.00%, 06/01/36	3,220	4,033,694
Series A, 4.00%, 06/01/37	2,020	2,366,693
Sub-Series B, 5.00%, 06/01/46	8,970	10,743,459

		92,092,437

New Mexico — 0.1%
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/44	200	224,850
Series A, 5.00%, 05/15/49	270	301,379
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	500	580,455

		1,106,684

New York — 5.3%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	560	562,520
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	6,550	7,775,112
Series D, 5.00%, 11/15/31	460	557,658
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,935	2,004,409
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	6,665	6,784,570
Series I-1, (FHA 542 (C)), 2.70%, 11/01/55	1,050	1,069,562
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	2,680	3,142,300
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, Subordinate, 4.00%, 05/01/45	935	1,121,130
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	7,000	7,423,640
New York City Water & Sewer System, RB, Series DD-1, 3.00%, 06/15/50	3,000	3,238,470
New York City Water & Sewer System, Refunding RB, Series BB, 5.25%, 12/15/21(b)	1,425	1,451,918
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	1,100	1,115,763

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(c)	$2,630	$2,906,045
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,060	1,264,304
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA), 3.88%, 11/01/48	400	435,592
Series L-1, (SONYMA), 2.50%, 11/01/45	1,760	1,799,354
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 3.00%, 01/01/46	1,575	1,698,354
Series B, Subordinate, 4.00%, 01/01/50	510	596,496
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	6,045	6,840,159
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,160	1,501,840
AMT, 5.00%, 10/01/40	3,290	4,206,462
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	1,475	1,677,341
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	2,940	3,328,403
Series 207, AMT, 4.00%, 09/15/43	1,090	1,255,582
Series 223, AMT, 4.00%, 07/15/41	1,175	1,412,632

		65,169,616

North Carolina — 0.0%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	445	524,032

Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,235	15,529,685
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	1,095	1,265,765
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(b)	1,255	1,277,841
County of Montgomery Ohio, Refunding RB
4.00%, 11/15/42	715	823,616
4.00%, 08/01/51	890	1,054,089
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	460	541,406
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	625	682,200
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	1,000	1,078,400
Series A-1, Junior Lien, 5.25%, 02/15/32	950	1,024,252
Series A-1, Junior Lien, 5.25%, 02/15/33	1,325	1,428,138
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	7,484,017
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	1,222,555

		33,411,964

Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	760	931,258

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	$1,640	$1,887,853
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	515,462

		3,334,573

Oregon — 0.4%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	605	750,878
Series A, 5.00%, 06/15/40	440	545,560
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	2,355	1,350,263
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,391,327
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	885	924,843

		4,962,871

Pennsylvania — 8.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(c)	585	680,150
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	1,500	1,633,545
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	225	256,126
4.00%, 08/15/50	1,430	1,630,615
4.00%, 07/01/51	200	225,532
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	755	923,871
Series B, AMT, 5.00%, 07/01/47	3,820	4,590,227
Commonwealth Financing Authority, RB (AGM), 4.00%, 06/01/39	2,495	2,880,877
Series B, 5.00%, 06/01/22(b)	1,600	1,664,688
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	2,820	3,160,571
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	2,875	3,372,662
AMT, 5.00%, 12/31/34	10,710	12,701,417
AMT, 5.00%, 12/31/38	13,195	15,660,750
AMT, 5.00%, 06/30/42	2,455	2,856,613
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	2,245	2,587,879
AMT, 5.50%, 11/01/44	1,000	1,068,870
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	575,103
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	1,184,530
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	6,905	7,943,029
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	4,650	5,179,356
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,335	1,400,081
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/38	1,480	1,697,738

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A-1, 5.00%, 12/01/41	$3,510	$4,204,524
Series B, 5.00%, 12/01/40	1,375	1,628,509
Series C, 5.50%, 12/01/23(b)	1,315	1,478,770
Series C, 5.00%, 12/01/39	4,775	5,474,060
Series A, Subordinate, 4.00%, 12/01/49	1,215	1,409,206
Series A, Subordinate, 4.00%, 12/01/50	665	785,571
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	5,155	6,089,344
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	4,915	5,714,867
Series A-1, 5.00%, 12/01/40	1,805	2,102,374
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/38	730	882,818

		103,644,273

Puerto Rico — 5.0%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	430	440,617
5.63%, 05/15/43	1,320	1,335,365
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,120	2,195,408
Series A, Senior Lien, 5.13%, 07/01/37	225	232,731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,864	3,294,602
Series A-1, Restructured, 5.00%, 07/01/58	17,311	20,169,566
Series A-2, Restructured, 4.33%, 07/01/40	19,762	22,446,668
Series A-2, Restructured, 4.54%, 07/01/53	500	567,675
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,756,894
Series B-1, Restructured, 4.75%, 07/01/53	1,377	1,584,032
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,535,797
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	16,440	5,492,275

		61,051,630

Rhode Island — 1.7%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,060	1,152,040
Rhode Island Turnpike & Bridge Authority, RB
Series A, 3.00%, 10/01/38	375	404,520
Series A, 3.00%, 10/01/39	535	575,601
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,105	1,311,867
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	525	602,968
Series B, 4.50%, 06/01/45	12,185	13,566,657
Series B, 5.00%, 06/01/50	2,630	3,011,140

		20,624,793

South Carolina — 5.3%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,500	1,640,115
Series A, AMT, 6.00%, 07/01/38	1,955	2,156,170
Series A, AMT, 5.50%, 07/01/41	3,725	4,067,104
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	549,815
4.38%, 11/01/49	715	806,491
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	2,505	2,788,741

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	$3,090	$3,853,910
5.00%, 01/01/55(c)	2,290	2,442,056
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,885	7,285,395
Series A, (AGM), 6.50%, 08/01/39(b)	435	435,000
Series A, 4.25%, 05/01/48	1,685	1,951,584
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(b)	6,770	8,040,052
AMT, 5.00%, 07/01/48	530	640,494
AMT, 5.00%, 07/01/55	2,790	3,351,404
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	18,279,369
Series E, 5.50%, 12/01/53	1,730	1,913,778
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	4,930	5,424,232

		65,625,710

South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority, Refunding RB
4.00%, 07/01/37	2,915	3,387,317
4.00%, 07/01/42	3,000	3,465,240

		6,852,557

Tennessee — 1.0%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	3,550	4,119,633
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	2,945	3,470,064
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,890	5,239,558

		12,829,255

Texas — 8.0%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	385	372,218
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	3,290	3,717,568
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(b)	5,410	5,687,587
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	1,330	1,335,280
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	765	911,513
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	880,896
Sub-Series A, AMT, 4.00%, 07/01/39	1,650	1,992,655
Sub-Series A, AMT, 4.00%, 07/01/40	1,320	1,589,333
Sub-Series A, AMT, 4.00%, 07/01/41	1,320	1,587,722
Sub-Series A, AMT, 4.00%, 07/01/47	1,150	1,343,108
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	1,335	1,433,136
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	7,500	8,827,125
Dallas Fort Worth International Airport, ARB(b)
Series D, AMT, 5.00%, 11/01/21	10,025	10,141,591

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, ARB(b) (continued)
Series H, AMT, 5.00%, 11/01/21	$4,535	$4,587,742
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,300	2,554,058
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(b)(d)	8,085	4,094,648
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(d)	5,000	2,940,250
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	1,210	1,321,417
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	3,620	4,267,799
Series A, 5.00%, 01/01/43	570	702,930
Series B, 5.00%, 01/01/40	1,375	1,464,980
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	710	769,285
San Antonio Public Facilities Corp., Refunding RB(d)
0.00%, 09/15/35	8,170	4,308,858
0.00%, 09/15/36	17,540	8,722,291
0.00%, 09/15/37	12,550	5,876,412
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,685,634
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,880	2,365,228
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	1,850	2,051,483
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	753,956
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	1,080	1,209,762
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	415	571,015
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	1,795	2,221,151
AMT, Senior Lien, 5.00%, 12/31/45	3,020	3,438,361
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/35	310	191,276
0.00%, 08/01/36	170	99,792
0.00%, 08/01/37	225	125,521
0.00%, 08/01/38	810	430,313
0.00%, 08/01/41	1,950	887,737
0.00%, 08/01/44	1,010	391,607
0.00%, 08/01/45	1,775	652,934

		98,506,172

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	2,940	3,561,516
Series A, AMT, 5.00%, 07/01/48	1,055	1,280,527
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(c)	485	521,278

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(c)	$935	$1,069,659
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA INS), 4.00%, 01/01/36	475	515,399

		6,948,379

Virginia — 0.7%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	560	571,323
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,395	1,417,613
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	1,570	1,721,395
Series E, 3.15%, 12/01/49	1,070	1,120,151
Series I, (FHLMC, FNMA, GNMA), 2.63%, 11/01/53	1,190	1,199,342
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 01/01/48(a)(c)	585	619,129
AMT, Senior Lien, 6.00%, 01/01/37	1,715	1,801,950

		8,450,903

Washington — 2.6%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	490	530,249
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	4,645	5,537,676
Series C, AMT, 5.00%, 04/01/40	2,395	2,703,261
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	7,865	10,135,547
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	1,300,877
Washington Health Care Facilities Authority, RB
4.00%, 10/01/45	1,670	1,863,152
Series A, 5.00%, 10/01/45	1,785	2,060,408
Series B, 5.00%, 08/15/44	4,000	4,185,440
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	315	400,163
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	3,163	3,733,246

		32,450,019

West Virginia — 0.6%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,865	4,336,337
West Virginia Parkways Authority, RB, Senior Lien, 5.00%, 06/01/47	2,360	3,100,119

		7,436,456

Wisconsin — 1.9%
Public Finance Authority, RB(c)
Series A, 5.00%, 07/15/39	250	286,315
Series A, 5.00%, 07/01/40	450	510,511
Series A, 5.00%, 10/15/40	1,130	1,270,052
Series A, 5.00%, 07/15/49	955	1,070,440
Series A, 5.00%, 07/15/54	455	506,456
Series A, 5.00%, 10/15/55	1,545	1,696,286
Series A-1, 4.50%, 01/01/35	605	695,333
Series A-1, 5.00%, 01/01/55	825	950,375
Public Finance Authority, Refunding RB(c) 5.00%, 09/01/49	335	363,264

10

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB(c) (continued)
5.25%, 05/15/52	$1,015	$1,115,120
5.00%, 09/01/54	455	493,725
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	520	551,195
Series A, 4.15%, 11/01/48	5,080	5,643,220
Series A, 4.45%, 05/01/57	3,395	3,744,719
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	400	405,096
Series A, 1.85%, 09/01/31	320	324,202
Series A, 1.90%, 03/01/32	600	608,136
Series A, 1.95%, 09/01/32	450	456,210
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.05%, 11/01/36	1,165	1,168,215
Series A, (HUD SECT 8), 2.25%, 11/01/41	805	806,087
Series A, (HUD SECT 8), 2.45%, 11/01/46	1,210	1,214,320

		23,879,277

Total Municipal Bonds — 118.2% (Cost: $1,277,463,219)		1,454,624,116

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,893,600
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	5,085	5,903,482

		10,797,082

California — 1.6%
Bay Area Toll Authority, Refunding RB(h)
4.00%, 04/01/42	1,998	2,308,560
4.00%, 04/01/47	9,108	10,416,187
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(h)	3,729	4,683,954
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,980	2,387,403

		19,796,104

Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	5,518	6,922,144

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,271	3,901,436

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	3,052	3,476,649
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	5,930	6,255,083
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,504,479

		12,236,211

Florida — 3.5%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	4,215	5,211,342

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	$1,917	$2,160,419
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	8,100	9,302,445
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(b)	6,870	7,174,272
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	8,383,095
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	9,456	10,972,230

		43,203,803

Georgia — 0.8%
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,584	1,750,061
Series A, 3.70%, 06/01/49	7,370	8,136,053

		9,886,114

Illinois — 1.9%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,859,690
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	457	523,073
Series C, 4.00%, 02/15/41	457	523,073
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,017	5,346,239
Series A, 5.00%, 01/01/40	6,451	7,531,345
Series B, 5.00%, 01/01/40	2,459	2,917,771
Series C, 5.00%, 01/01/38	3,243	3,728,571

		23,429,762

Kansas — 1.1%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(b)	11,167	14,010,816

Louisiana — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	3,600	4,047,588

Maryland — 1.5%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	6,653	8,086,482
Series A, 5.00%, 07/01/46	3,815	4,623,535
Series A, 4.00%, 07/01/49	3,378	3,992,316
Maryland Stadium Authority, RB, 5.00%, 05/01/42	1,500	1,866,825

		18,569,158

Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,484	4,996,479
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	1,000	1,035,610
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	430	508,845
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	1,246	1,286,114
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(h)	2,000	2,460,680

		10,287,728

Michigan — 3.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	5,517	6,439,062
Series A, 5.00%, 11/01/44	4,671	5,485,485
Series A, 4.00%, 02/15/50	3,975	4,615,651

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(b)	$16,605	$16,873,503
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	2,050	2,410,636
Series I, 4.00%, 04/15/54	3,765	4,417,663
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	3,036,136

		43,278,136

Nevada — 1.8%
County of Clark Nevada, GO
Series A, 5.00%, 06/01/38	7,263	9,095,180
Series A, 5.00%, 05/01/48	2,739	3,397,636
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	8,180	9,795,468

		22,288,284

New Jersey — 1.2%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,920	2,298,758
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	5,501	6,474,163
Series G, 4.00%, 01/01/43	5,103	5,906,218

		14,679,139

New York — 7.9%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(h)	418	420,028
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	8,220	9,373,759
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	6,450	7,243,092
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(h)	3,960	4,097,135
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 3.00%, 05/01/46	1,488	1,616,395
Sub-Series A-3, 5.00%, 08/01/40(h)	7,286	9,122,006
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 12/15/21(b)	4,408	4,491,492
Series CC, 5.00%, 06/15/23(b)	6,260	6,806,955
Series CC, 5.00%, 06/15/47	7,061	7,676,864
Series DD, 5.00%, 06/15/35	3,945	4,468,344
Series FF, 5.00%, 06/15/39	4,050	4,741,133
Series FF, 5.00%, 06/15/45	3,859	4,014,403
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,365	4,444,405
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(h)	2,560	2,597,518
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,740	2,075,368
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	5,144	5,983,203

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 169th Series, AMT, 5.00%, 10/15/34	$10,830	$10,931,152
Consolidated, 198th Series, 5.25%, 11/15/56	5,322	6,517,340

		96,620,592

Ohio — 1.1%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/43	6,919	8,254,837
4.00%, 11/15/49(h)	5,325	5,863,517

		14,118,354

Pennsylvania — 1.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(h)	6,042	7,129,715
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	3,638	3,899,894
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,876,664
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	2,907	3,130,710
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,120	2,464,627

		18,501,610

South Carolina — 0.7%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	7,065	7,994,754

Texas — 3.8%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,703	3,148,648
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)(h)	4,501	4,553,816
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	2,908	3,602,910
Houston Community College System, GO, 4.00%, 02/15/23(b)	3,480	3,689,009
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,985	3,409,049
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	3,480	3,494,790
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	4,438	4,593,778
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(b)	879	956,274
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	8,160	9,835,330
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	2,424	2,658,475
Series A, (GNMA), 3.00%, 09/01/45	1,703	1,799,988
Series A, (GNMA), 3.75%, 09/01/49	1,640	1,798,850
Series A, (GNMA), 3.00%, 03/01/50	3,227	3,410,571

		46,951,488

12

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	$5,313	$6,663,923
Virginia Housing Development Authority, RB, M/F Housing, Series C, 3.70%, 08/01/48	3,045	3,286,103

		9,950,026

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/38	6,810	8,858,244
Series B, 4.13%, 08/15/43	1,641	1,845,357

		10,703,601

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	2,620	2,756,869
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,766,094

		4,522,963

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.9% (Cost: $427,971,707)		466,696,893

Total Long-Term Investments — 156.1% (Cost: $1,705,434,926)		1,921,321,009

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	8,220,816	8,222,460

Total Short-Term Securities — 0.7% (Cost: $8,222,460)		8,222,460

Total Investments — 156.8% (Cost: $1,713,657,386)		1,929,543,469

Other Assets Less Liabilities — 0.9%		11,513,587
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(260,244,643)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.6)%		(450,115,615)

Net Assets Applicable to Common Shares — 100.0%		$1,230,696,798

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2021 to November 15, 2051, is $45,752,516.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$22,733,566	$—	$(14,511,106	)(a)	$—	$—	$8,222,460	8,220,816	$222	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	442	09/21/21	$59,463	$(506,439)
U.S. Long Bond	276	09/21/21	45,531	(1,450,010)
5-Year U.S. Treasury Note	344	09/30/21	42,823	(236,781)

				$(2,193,230)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,454,624,116	$—	$1,454,624,116
Municipal Bonds Transferred to Tender Option Bond Trusts	—	466,696,893	—	466,696,893
Short-Term Securities
Money Market Funds	8,222,460	—	—	8,222,460

	$8,222,460	$1,921,321,009	$—	$1,929,543,469

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,193,230)	$—	$—	$(2,193,230)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

14

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
Loan for TOB Trust Certificates	$—	$(424,880)	$—	$(424,880)
TOB Trust Certificates	—	(260,200,574)	—	(260,200,574)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(710,925,454)	$—	$(710,925,454)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	15